Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 15: TRANSACTIONS WITH RELATED PARTIES

Office rent: The Company has entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria and Emerald Ktimatiki-Ikodomiki Touristiki Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreements provide for the leasing of facilities located in Piraeus, Greece to house the operations of most of the Company's subsidiaries. The total annual lease payments are in aggregate €943 (approximately $1,046) and the lease agreements expire in 2017 and 2019. These payments are subject to annual adjustments, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.
Purchase of services: The Company utilizes its affiliate company, Acropolis, as a broker. Commissions charged from Acropolis for each of the years ended December 31, 2015, 2014 and 2013 were $6, $2 and $41, respectively. Included in the trade accounts payable at December 31, 2015 and 2014 was an amount due to Acropolis of $76 and $78, respectively.
Vessels charter hire: From 2012, Navios Holdings has entered into charter-in contracts for certain of Navios Partners' vessels, all of which have been redelivered by April 2016.
 In February 2012, the Company chartered-in from Navios Partners the Navios Apollon, a 2000-built Ultra-Handymax vessel. The term of this charter was approximately two years at a net daily rate of $12.5 for the first year and $13.5 for the second year, plus 50/50 profit sharing based on actual earnings. In January 2014, the Company extended this charter for approximately six months at a net daily rate of $13.5 plus 50/50 profit sharing based on actual earnings and in October 2014, the Company further extended this charter for approximately one year at a net daily rate of $12.5 plus 50/50 profit sharing based on actual earnings. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.5 plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charterers for hire expense/loss will be settled accordingly at the end of the charter period. In April 2016, the Company redelivered Navios Apollon to Navios Partners.
In May 2012, the Company chartered-in from Navios Partners the Navios Prosperity, a 2007-built Panamax vessel. The term of this charter was approximately one year with two six-month extension options granted to the Company at a net daily rate of $12.0 plus profit sharing. In April 2014, the Company extended this charter for approximately one year and the owners received 100% of the first $1.5 in profits above the base rate, and thereafter all profits were split 50/50 to each party. Effective from March 5, 2015, Navios Holdings and Navios Partners entered into a novation agreement with the respective owners of Navios Prosperity whereby the rights to the time charter contracts of the Navios Prosperity were transferred to Navios Holdings. On July 2, 2015, Navios Prosperity was redelivered to headowners.
In September 2012, the Company chartered-in from Navios Partners the Navios Libra II, a 1995-built Panamax vessel. The term of this charter was approximately three years at a net daily rate of $12.0 plus 50/50 profit sharing based on actual earnings. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.0 plus 50/50 profit sharing based on actual earnings, at the end of the period. Any adjustment by the charterers for hire expense/loss will be settled accordingly at the end of the charter period. In April 2016, the Company redelivered Navios Libra II to Navios Partners.
In May 2013, the Company chartered-in from Navios Partners the Navios Felicity, a 1997-built Panamax vessel. The term of this charter was approximately one year, at a net daily rate of $12.0 plus profit sharing, with two six-month extension options granted to the Company. The owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In February 2014, the Company exercised its first option to extend this charter, and in August 2014, the Company exercised its second option. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.0 plus 50/50 profit sharing based on actual earnings, at the end of the period. Any adjustment by the charterers for hire expense/loss will be settled accordingly at the end of the charter period. In April 2016, the Company redelivered Navios Felicity to Navios Partners.
In May 2013, the Company chartered-in from Navios Partners the Navios Aldebaran, a 2008-built Panamax vessel, at a net daily rate of $11.0 plus profit sharing, for six months with a six-month extension option. In December 2013, the Company exercised its option to extend this charter. The owners will receive 100% of the first $2.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In July 2014, the Company further extended this charter for approximately six to nine months. Effective from February 28, 2015, Navios Holdings and Navios Partners entered into a novation agreement with the respective owners of Navios Aldebaran whereby the rights to the time charter contracts of the Navios Aldebaran were transferred to Navios Holdings.
In July 2013, the Company chartered-in from Navios Partners the Navios Hope, a 2005-built Panamax vessel. The term of this charter was approximately one year at a net daily rate of $10.0. In December 2013, the Company extended this charter for approximately six months, and in January 2015, the Company extended this charter for approximately one year at a net daily rate of $10.0 plus 50/50 profit sharing based on actual earnings. Any adjustment by the Company for hire expense/loss will be settled accordingly at the end of the charter period. In December 2015, the Company redelivered Navios Hope to Navios Partners.
In July 2013, the Company chartered-in from Navios Partners the Navios Pollux, a 2009-built Capesize vessel, under a voyage charter which was completed in August 2013. In August 2014, the Company chartered-in the Navios Pollux, for approximately three months at a net daily rate of $21.3. The contract was completed in November 2014. In February 2015, the Company chartered-in the Navios Pollux, for approximately one year at a daily rate of $11.4 net per day plus 50/50 profit sharing based on actual earnings. Any adjustment by the Company for hire expense/loss will be settled accordingly at the end of the charter period. In February 2016, the Company redelivered Navios Pollux to Navios Partners.
In March 2015, the Company chartered-in from Navios Partners the Navios Gemini, a 1994-built Panamax vessel. The term of this charter is approximately nine months at a net daily rate of $7.6 plus 50/50 profit sharing based on actual earnings. Any adjustment by the Company for hire expense/loss will be settled accordingly at the end of the charter period. In January 2016, the Company redelivered Navios Gemini to Navios Partners.
In April 2015, the Company chartered-in from Navios Partners the Navios Fantastiks, a 2005-built Capesize vessel. The terms of this charter is approximately ten months at a net daily rate of $12.5 plus 50/50 profit sharing based on actual earnings. Any adjustment by the Company for hire expense/loss will be settled accordingly at the end of the charter period. In April 2016, the Company redelivered Navios Fantastiks to Navios Partners..
In April 2015, the Company chartered-in from Navios Partners the Navios Sun, the Navios Orbiter, the Navios Soleil, the Navios Alegria, the Navios Harmony and the Navios Hyperion. The terms of these charters are at a net daily rate of $12.0 plus 50/50 profit sharing based on actual earnings. Any adjustment by the Company for hire expense/loss will be settled accordingly at the end of the charter period. In December 2015, in January 2016 and in April 2016, the Company redelivered all these vessels to Navios Partners.
Total charter hire expense for all vessels for the years ended December 31, 2015, 2014 and 2013 was $39,727, $28,162 and $22,386, respectively, and was included in the consolidated statements of comprehensive (loss)/income under “Time charter, voyage and logistics business expenses”.

Management fees: Navios Holdings provides commercial and technical management services to Navios Partners' vessels for a daily fixed fee. The daily fees were $4.7 per owned Ultra Handymax vessel, $4.6 per owned Panamax vessel and $5.7 per owned Capesize vessel until December 31, 2013. This daily fee covered all of the vessels' operating expenses, including the cost of drydock and special surveys. In each of October 2013, August 2014, and February 2015, the Company amended its existing management agreement with Navios Partners to fix the fees for ship management services of its owned fleet at: (i) $4.0 daily rate per Ultra-Handymax vessel; (ii) $4.1 daily rate per Panamax vessel; (iii) $5.1 daily rate per Capesize vessel; (iv) $6.5 daily rate per container vessel of TEU 6,800; (v) $7.2 daily rate per container vessel of more than TEU 8,000; and (vi) $8.5 daily rate per very large container vessel of more than TEU 13,000 through December 31, 2015. In January 2016, the Company further amended its existing management agreement to fix the fees for ship management services of its owned fleet at: (i) $4.1 daily rate per Ultra-Handymax vessel; (ii) $4.2 daily rate per Panamax vessel; (iii) $5.25 daily rate per Capesize vessel; (iv) $6.7 daily rate per container vessel of TEU 6,800; (v) $7.4 daily rate per container vessel of more than TEU 8,000; and (vi) $8.75 daily rate per very large container vessel of more than TEU 13,000 through December 31, 2017. Drydocking expenses under this agreement will be reimbursed by Navios Partners at cost at occurrence. Total management fees for the years ended December 31, 2015, 2014 and 2013 amounted to $56,504, $50,359 and $36,173, respectively, and are presented net under the caption “Direct vessel expenses”.

Navios Holdings provides commercial and technical management services to Navios Acquisition's vessels for a daily fee that was fixed until May 2014, of $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and $10.0 per owned VLCC vessel. This daily fee covers all of the vessels' operating expenses, other than certain fees and costs. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses until May 2014 were fixed under this agreement for up to $300 per LR1 and MR2 product tanker vessel and will be reimbursed at cost for VLCC vessels. In May 2014, Navios Holdings extended the duration of its existing management agreement with Navios Acquisition until May 2020 and fixed the fees for ship management services of Navios Acquisition owned fleet for two additional years through May 2016 at the same rates for product tanker and chemical tanker vessels, and reduced the daily rate to $9.5 per VLCC vessel. Drydocking expenses under this agreement will be reimbursed at cost at occurrence for all vessels.

 Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the management agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully for any fixed management fees outstanding for a period of not more than nine months under the management agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Total management fees for the years ended December 31, 2015, 2014 and 2013 amounted to $95,336, $95,827 and $71,392, respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated December 13, 2013, Navios Holdings provides commercial and technical management services to Navios Europe I's tanker and container vessels. The term of this agreement is for a period of six years. Management fees under this agreement will be reimbursed at cost at occurrence. Total management fees for the years ended December 31, 2015, 2014 and 2013 amounted to $20,383, $20,098 and $645, respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated November 18, 2014, Navios Holdings provides commercial and technical management services to Navios Midstream's vessels for a daily fixed fee of $9.5 per owned VLCC vessel effective through November 18, 2016. Drydocking expenses under this agreement will be reimbursed at cost at occurrence for all vessels. The term of this agreement is for a period of five years. Total management fees for the years ended December 31, 2015 and 2014 amounted to $17,613 and $1,672,  respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated June 5, 2015, Navios Holdings provides commercial and technical management services to Navios Europe II's dry bulker and container vessels. The term of this agreement is for a period of six years. Management fees under this agreement will be reimbursed at cost at occurrence. Total management fees for the year ended December 31, 2015 amounted to $9,581, and are presented net under the caption “Direct vessel expenses”.

Navios Partners Guarantee: In November 2012 (as amended in March 2014), the Company entered into an agreement with Navios Partners (the “Navios Partners Guarantee”) to provide Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the charter insurance for the same vessels, same periods and same amounts. The Navios Partners Guarantee provides for a maximum possible payout of $20,000 by the Company to Navios Partners. Premiums that are calculated on the same basis as the restructured charter insurance are included in the management fee that is paid by Navios Partners to Navios Holdings pursuant to the management agreement. As of December 31, 2015, Navios Partners has submitted one claim under this agreement to the Company. As at December 31, 2015, the fair value of the claim was estimated at $18,851 and was recorded as "Other expense", in the consolidated statement of comprehensive (loss)/ income and in “Accrued expenses and other liabilities” and “Other long-term liabilities and deferred income” in the consolidated balance sheet.

General and administrative expenses incurred on behalf of affiliates/Administrative fee revenue from affiliates: Navios Holdings provides administrative services to Navios Partners. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Holdings extended the duration of its existing administrative services agreement with Navios Partners until December 31, 2017, pursuant to its existing terms. Total general and administrative fees for the years ended December 31, 2015, 2014 and 2013 amounted to $6,205, $6,090 and $4,366, respectively.

Navios Holdings provides administrative services to Navios Acquisition. Navios Holdings extended the duration of its existing administrative services agreement with Navios Acquisition until May 2020 pursuant to its existing terms. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees for the years ended December 31, 2015, 2014 and 2013 amounted to $7,608, $7,314 and $3,477, respectively.

Navios Holdings provides administrative services to Navios Logistics. In April 2016, Navios Holdings extended the duration of its existing administrative services agreement with Navios Logistics until December 2021 pursuant to its existing terms. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees for the years ended December 31, 2015, 2014 and 2013 amounted to $760, $760 and $740, respectively. The general and administrative fees have been eliminated upon consolidation.

Pursuant to an administrative services agreement dated December 13, 2013, Navios Holdings provides administrative services to Navios Europe I's tanker and container vessels. The term of this agreement is for a period of six years. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees for the years ended December 31, 2015, 2014 and 2013 amounted to $800, $800 and $25, respectively.

Pursuant to an administrative services agreement dated November 18, 2014, Navios Holdings provides administrative services to Navios Midstream. The term of this agreement is for a period of five years. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees for the years ended December 31, 2015 and 2014 amounted to $1,014 and $96, respectively.

Pursuant to an administrative services agreement dated June 5, 2015, Navios Holdings provides administrative services to Navios Europe II's dry bulk and container vessels. The term of this agreement is for a period of six years. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the year ended December 31, 2015, amounted to $550.

Balance due from/to affiliates (excluding Navios Europe I and Navios Europe II): Balance due from affiliates as of December 31, 2015 amounted to $8,887 (December 31, 2014: $33,400) and the non-current amount amounted to $0 (December 31, 2014: $9,625).

Balance due to affiliates (excluding Navios Europe I and Navios Europe II) as of December 31, 2015 amounted to $17,791 (December 31, 2014: $0).

The balances mainly consisted of management fees, administrative fees, drydocking and other expenses and amounts payable.

Omnibus agreements: Navios Holdings has entered into an omnibus agreement with Navios Partners (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners' IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Holdings entered into an omnibus agreement with Navios Acquisition and Navios Partners (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter dry bulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its dry bulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Navios Holdings entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years without the consent of Navios Midstream. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.

Midstream General Partner Option Agreement: Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2015, Navios Holdings had not exercised any part of that option.

Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company's ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners, a pro rata portion of the deferred gain is released to income upon dilution of the Company's ownership interest in Navios Partners. As of December 31, 2015 and 2014, the unamortized deferred gain for all vessels and rights sold totaled $13,680 and $16,301, respectively. For the years ended December 31, 2015, 2014 and 2013, Navios Holdings recognized $2,621, $5,278 and $6,881 of the deferred gain, respectively, in “Equity in net earnings of affiliated companies”.

Participation in offerings of affiliates: Refer to Note 8 for Navios Holdings' participation in Navios Acquisition's and Navios Partners' offerings. On February 4, 2015, Navios Holdings entered into a share purchase agreement with Navios Partners pursuant to which Navios Holdings made an investment in Navios Partners by purchasing common units, and general partnership interests, in order to maintain its 20.0% partnership interest in Navios Partners following its equity offering in February 2015. In connection with this agreement, Navios Holdings entered into a registration rights agreement with Navios Partners pursuant to which Navios Partners provided Navios Holdings with certain rights relating to the registration of the common units.
The Navios Acquisition Credit Facilities:
On November 11, 2014, Navios Acquisition entered into a short-term credit facility with Navios Holdings pursuant to which Navios Acquisition could borrow up to $200,000 for general corporate purposes. The facility provided for an arrangement fee of $4,000, and bore fixed interest of 600 bps. All amounts drawn under this facility were fully repaid by the maturity date of December 29, 2014.
In 2010, Navios Acquisition entered into a $40,000 credit facility with Navios Holdings, which matured in December 2015. The facility was available for multiple drawings up to a limit of $40,000 and had a margin of LIBOR plus 300 basis points. As of its maturity date, December 31, 2015, all amounts drawn have been fully repaid and there was no outstanding amount under this facility.
The Navios Partners Credit Facility: In May 2015, Navios Partners entered into a credit facility with Navios Holdings of up to $60,000. The Navios Partners Credit Facility bears an interest of LIBOR plus 300 bps. The final maturity date is January 2, 2017. As of December 31, 2015, there was no outstanding amount under this facility.

Balance due from Navios Europe I: Balance due from Navios Europe I as of December 31, 2015 amounted to $1,609 (December 31, 2014: $4,087) which included the net current amount of $211 (December 31, 2014: $3,421) mainly consisting of management fees, accrued interest income earned under the Navios Revolving Loans I (as defined in Note 8) and other expenses and the non-current amount of $1,398 (December 31, 2014: $666) related to the accrued interest income earned under the Navios Term Loans I (as defined in Note 8).

The Navios Revolving Loans I and the Navios Term Loans I earn interest and an annual preferred return, respectively, at 1,270 basis points per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.

As of December 31, 2015 and 2014, the outstanding amount relating to Navios Holdings' portion under the Navios Revolving Loans I was $7,125, under the caption “Loan receivable from affiliate companies”. As of December 31, 2015, the amount undrawn under the Revolving Loans I was $9,100, of which Navios Holdings is committed to fund $4,323.

Balance due from Navios Europe II: Balance due from Navios Europe II as of December 31, 2015, amounted to $4,196 (December 31, 2014: $0), which included the current amount of $3,571 (December 31, 2014: $0), mainly consisting of management fees and accrued interest income earned under the Navios Revolving Loans II (as defined in Note 8) and other expenses and the non-current amount of $625 (December 31, 2014: $0) related to the accrued interest income earned under the Navios Term Loans II (as defined in Note 8).

The Navios Revolving Loans II and the Navios Term Loans II earn interest and an annual preferred return, respectively, at 1,800 basis points per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.

As of December 31, 2015, the outstanding amount relating to Navios Holdings' portion under the Navios Revolving Loans II was $7,327 (December 31, 2014: $0), under the caption “Loan receivable from affiliate companies.” As of December 31, 2015, the amount undrawn from the Revolving Loans II was $23,075, of which Navios Holdings is committed to fund $10,961.